Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 06, 2021
TISP 8.875% Notes
Related Party Transaction [Line Items]
Aggregate principal amount						$ 353,100
Nueva Tel
Related Party Transaction [Line Items]
Other expenses			$ 500	$ 600	$ 600
Other revenue			300	400	500
Nueva Tel | Installment Plan Agreement
Related Party Transaction [Line Items]
Amount receivable due from related Parties			200	800
Nueva Tel | Reduction to cost of service | Third Party Service Provider
Related Party Transaction [Line Items]
Other revenue			800	1,200	1,300
Salamanca Solutions
Related Party Transaction [Line Items]
Increase in net income (loss)			(132)	$ (40)	49
Salamanca Solutions | Class C Units | Trilogy LLC | SHC and Three former Trilogy LLC Executives
Related Party Transaction [Line Items]
Stock repurchased	2,140
Percentage of Equity Interest in Subsidiary Transferred	80.00%
Trilogy LLC Founders
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			0		$ 49
New Island Cellular LLC | Trilogy LLC
Related Party Transaction [Line Items]
Aggregate principal amount			6,200
SG Enterprises II LLC | Trilogy International South Pacific LLC | TISP 8.875% Notes
Related Party Transaction [Line Items]
Payments to acquire notes			$ 7,000
SSI | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 80
Related party, interest rate		0.44%
Debt maturity date		Jul. 01, 2023
Monthly repayment beginning date		Apr. 01, 2022